Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial risk management
Schedule of contractual maturities of financial liabilities
	December 31, 2023
		Less than			Over 5
	Total	1 year	2-3 years	4-5 years	years

Trade and other payables	$22,960	$22,960	$-	$-	$-
Pre-payment facility	2,250	2,250	-	-	-
Promissory notes	4,275	4,275	-	-	-
Interest on promissory notes	303	303	-	-	-
Convertible debenture	18,146	18,146	-	-	-
Interest on convertible debenture	2,002	2,002	-	-	-
Royalty payable	5,087	2,487	2,600	-	-
Metals contract liability	36,837	12,512	24,325	-	-
Projected pension contributions	6,604	1,558	1,926	2,046	1,074
Decommissioning provision	20,459	-	-	-	20,459
Other long-term liabilities	1,610	-	787	194	629
	$120,533	$66,493	$29,638	$2,240	$22,162

Schedule of total lease liabilities discounted using an incremental borrowing rate
	December 31, 2023
		Less than			Over 5
	Total	1 year	2-3 years	4-5 years	years

Trade and other payables	$455	$455	$-	$-	$-
Other long-term liabilities	981	-	787	194	-
	$1,436	$455	$787	$194	$-

Schedule of net loss or other comprehensive loss due to currency fluctuations
	Year ended	Year ended
	December 31,	December 31,
	2023	2022

Lease liabilities, beginning of year	$3,142	$4,774
Additions	225	720
Lease principal payments	(2,527)	(2,352)
Lease interest payments	(154)	(1,040)
Accretion on lease liabilities	750	1,040
Lease liabilities, end of year	$1,436	$3,142

Schedule of net loss and comprehensive loss due to changes in the exchange rates
	As at December 31, 2023
	CAD	MXN

Cash and cash equivalents	$244	$641
Trade and other receivables	30	3,582
Trade and other payables	3,631	11,052

Schedule of level 3 Inputs are unobservable
	December 31,	December 31,
	2023	2022

Level 1
Cash and cash equivalents	$2,061	$1,964
Restricted cash	4,351	4,139

Level 2
Trade and other receivables	9,486	11,552
Derivative instruments	1,230	991
Metals contract liability	36,837	30,989

Level 3
Royalty payable	3,947	-

Amortized cost
Pre-payment facility	2,250	-
Promissory notes	4,275	2,500
Government loan	-	222
Convertible debenture	15,384	9,621

Schedule of net loss and comprehensive loss due to changes in the exchange rates
	CAD/USD	MXN/USD
	Exchange rate	Exchange rate
	+/- 10%	+/- 10%

Approximate impact on:
Net loss	$1,545	$3,512
Other comprehensive loss	128	20